NOTES RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Notes receivable
Notes receivable	¥ 43,332	¥ 90,734		$ 6,283
Amount of credit loss recognized	0	0	¥ 0
Borrowings
Notes receivable
Notes receivable	43,332	90,734
Pledged as collateral | Notes receivable pledged
Notes receivable
Notes receivable	¥ 950	¥ 7,181